                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21897

                                The Roxbury Funds
               (Exact name of registrant as specified in charter)

                          6001 Shady Oak Road Suite 200
                              Minnetonka, MN 55343
               (Address of principal executive offices) (Zip code)

                                  Lance Simpson
                         Roxbury Capital Management, LLC
                          6001 Shady Oak Road Suite 200
                              Minnetonka, MN 55343
                     (Name and address of agent for service)

                                    Copy to:
                           Michael P. Malloy, Esquire
                           Drinker Biddle & Reath LLP
                           One Logan Square, Ste. 2000
                           Philadelphia, PA 19103-6996

       Registrant's telephone number, including area code: (952) 230-6140

                        Date of fiscal year end: June 30

                  Date of reporting period: September 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

ROXBURY SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2010 (UNAUDITED)

                                                        Shares          Value
                                                     ------------   ------------
COMMON STOCK - 98.5%
   CONSUMER DISCRETIONARY - 14.2%
      DIVERSIFIED CONSUMER SERVICES - 2.1%
         ChinaCast Education Corp.*                        72,660   $    514,433
         Coinstar, Inc.*                                   27,720      1,191,683
                                                                    ------------
                                                                       1,706,116
                                                                    ------------
      HOTELS, RESTAURANTS & LEISURE - 2.4%
         Bally Technologies, Inc.*                         12,390        433,030
         SouFun Holdings Ltd., ADR*                         4,150        270,497
         Texas Roadhouse, Inc. - Class A*                  93,470      1,314,188
                                                                    ------------
                                                                       2,017,715
                                                                    ------------
      SPECIALTY RETAIL - 7.5%
         Children's Place Retail Stores, Inc.*             13,545        660,590
         Citi Trends, Inc.*                                23,480        568,451
         GameStop Corp. - Class A*                         49,945        984,416
         Genesco, Inc.*                                     4,535        135,506
         Men's Wearhouse, Inc.                             43,005      1,023,089
         RadioShack Corp.                                  47,825      1,020,107
         Tractor Supply Co.                                43,555      1,727,391
                                                                    ------------
                                                                       6,119,550
                                                                    ------------
      TEXTILES, APPAREL & LUXURY GOODS - 2.2%
         Phillips-Van Heusen Corp.                         11,135        669,882
         Skechers U.S.A., Inc. - Class A*                  20,690        486,008
         Wolverine World Wide, Inc.                        22,590        655,336
                                                                    ------------
                                                                       1,811,226
                                                                    ------------
         TOTAL CONSUMER DISCRETIONARY                                 11,654,607
                                                                    ------------
   CONSUMER STAPLES - 2.2%
      BEVERAGES - 1.2%
         Heckmann Corp.*                                  257,330      1,003,587
                                                                    ------------
      FOOD & STAPLES RETAILING - 1.0%
         United Natural Foods, Inc.*                       24,889        824,821
                                                                    ------------
         TOTAL CONSUMER STAPLES                                        1,828,408
                                                                    ------------
   ENERGY - 4.8%
      ENERGY, EQUIPMENT & SERVICES - 1.0%
         BPZ Resources, Inc.*                              93,550        358,296
         Key Energy Services, Inc.*                        47,120        448,111
                                                                    ------------
                                                                         806,407
                                                                    ------------
      OIL, GAS & CONSUMABLE FUELS - 3.8%
         InterOil Corp.*                                   15,380      1,052,607
         Kodiak Oil & Gas Corp.*                          154,445        523,569

                                                        Shares          Value
                                                     ------------   ------------
COMMON STOCK - CONTINUED
         Whiting Petroleum Corp.*                          15,700   $  1,499,507
                                                                    ------------
                                                                       3,075,683
                                                                    ------------
         TOTAL ENERGY                                                  3,882,090
                                                                    ------------
   FINANCIALS - 7.5%
      COMMERCIAL BANKS - 3.4%
         Banner Corp.                                     240,475        519,426
         Park Sterling Bank*                              192,880      1,166,924
         Umpqua Holdings Corp.                             98,235      1,113,985
                                                                    ------------
                                                                       2,800,335
                                                                    ------------
      CONSUMER FINANCE - 3.0%
         EZCORP, Inc. - Class A*                           32,735        656,009
         First Cash Financial Services, Inc.*              63,895      1,773,086
                                                                    ------------
                                                                       2,429,095
                                                                    ------------
      REAL ESTATE INVESTMENT TRUSTS - 1.1%
         Alexandria Real Estate Equities, Inc.             12,675        887,250
                                                                    ------------
         TOTAL FINANCIALS                                              6,116,680
                                                                    ------------
   HEALTH CARE - 18.0%
      BIOTECHNOLOGY - 2.6%
         Codexis, Inc.*                                     4,900         47,040
         United Therapeutics Corp.*                        37,210      2,084,132
                                                                    ------------
                                                                       2,131,172
                                                                    ------------
      HEALTH CARE EQUIPMENT & SUPPLIES - 3.0%
         Abaxis, Inc.*                                     18,285        422,383
         Cooper Companies, Inc.                             2,550        117,861
         Dynavox, Inc. - Class A*                          29,250        237,510
         Quidel Corp.*                                     16,095        176,884
         Sirona Dental Systems, Inc.*                      41,000      1,477,640
                                                                    ------------
                                                                       2,432,278
                                                                    ------------
      HEALTH CARE PROVIDERS & SERVICES - 8.6%
         AMERIGROUP Corp.*                                 29,800      1,265,606
         Bio-Reference Laboratories, Inc.*                 40,680        848,585
         Community Health Systems, Inc.*                   18,420        570,467
         Emergency Medical Services Corp. - Class
            A*                                             23,150      1,232,737
         Hanger Orthopedic Group, Inc.*                    27,225        395,851
         Healthspring, Inc.*                               48,030      1,241,095
         MEDNAX, Inc.*                                     27,640      1,473,212
                                                                    ------------
                                                                       7,027,553
                                                                    ------------
      HEALTH CARE TECHNOLOGY - 3.8%
         Medivation, Inc.*                                 47,160        613,080
         Quality Systems, Inc.                              8,820        584,854

                     See notes to schedule of investments.

ROXBURY SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2010 (UNAUDITED) CONTINUED

                                                        Shares          Value
                                                     ------------   ------------
COMMON STOCK - CONTINUED
         SXC Health Solutions Corp.*                       53,220   $  1,940,933
                                                                    ------------
                                                                       3,138,867
                                                                    ------------
         TOTAL HEALTH CARE                                            14,729,870
                                                                    ------------
   INDUSTRIALS - 12.1%
      AEROSPACE & DEFENSE - 5.0%
         BE Aerospace, Inc.*                               26,060        789,879
         DigitalGlobe, Inc.*                               25,960        789,184
         GeoEye, Inc.*                                     50,279      2,035,294
         Global Defense Technology & Systems,
            Inc.*                                          33,530        459,361
                                                                    ------------
                                                                       4,073,718
                                                                    ------------
      COMMERCIAL SERVICES & SUPPLIES - 0.6%
         Higher One Holdings, Inc.*                        31,470        518,940
                                                                    ------------
      MACHINERY - 2.1%
         Chart Industries, Inc.*                           32,035        652,233
         ESCO Technologies, Inc.                           30,880      1,027,069
                                                                    ------------
                                                                       1,679,302
                                                                    ------------
      MARINE - 0.6%
         Baltic Trading, Ltd.                              48,205        530,737
                                                                    ------------
      ROAD & RAIL - 3.0%
         Genesee & Wyoming, Inc. - Class A*                23,815      1,033,333
         Old Dominion Freight Line, Inc.*                  50,295      1,278,499
         Roadrunner Transportation Systems, Inc.*          13,700        148,508
                                                                    ------------
                                                                       2,460,340
                                                                    ------------
      TRANSPORTATION INFRASTRUCTURE - 0.8%
         Aegean Marine Petroleum Network, Inc.             39,900        663,936
                                                                    ------------
         TOTAL INDUSTRIALS                                             9,926,973
                                                                    ------------
   INFORMATION TECHNOLOGY - 34.9%
      COMMUNICATIONS EQUIPMENT - 8.2%
         Aruba Networks, Inc.*                             57,465      1,226,303
         Finisar Corp.*                                    65,630      1,233,188
         Powerwave Technologies, Inc.*                    459,400        836,108
         RADWARE, Ltd.*                                    52,295      1,796,856
         Sonus Networks, Inc.*                            464,175      1,638,538
                                                                    ------------
                                                                       6,730,993
                                                                    ------------
      ELECTRONIC EQUIPMENT, INSTRUMENTS &
         COMPONENTS - 7.2%
         Elster Group SE, ADR*                             26,865        370,737
         Fabrinet*                                         87,590      1,385,674
         Littelfuse, Inc.*                                 28,055      1,226,004
         OSI Systems, Inc.*                                20,170        732,574

                                                        Shares          Value
                                                     ------------   ------------
COMMON STOCK - CONTINUED
         Power-One, Inc.*                                 239,810   $  2,179,873
                                                                    ------------
                                                                       5,894,862
                                                                    ------------
      INTERNET SOFTWARE & SERVICES - 3.4%
         DealerTrack Holdings, Inc.*                       39,280        670,902
         Internap Network Services Corp.*                 247,645      1,215,937
         KIT Digital, Inc.*                                75,225        901,948
                                                                    ------------
                                                                       2,788,787
                                                                    ------------
      IT SERVICES - 2.8%
         Acxiom Corp.*                                     99,935      1,584,969
         MAXIMUS, Inc.                                     11,745        723,257
                                                                    ------------
                                                                       2,308,226
                                                                    ------------
      OFFICE ELECTRONICS - 0.6%
         Zebra Technologies Corp., Class A*                13,715        461,373
                                                                    ------------
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -
         10.3%
         Cavium Networks, Inc.*                            47,130      1,355,459
         Entropic Communications, Inc.*                    66,895        642,192
         JinkoSolar Holding Co., Ltd., ADR*                30,975        979,120
         Lattice Semiconductor Corp.*                     120,190        570,903
         Mindspeed Technologies, Inc.*                    101,510        788,733
         MIPS Technologies, Inc.*                          78,735        766,092
         O2Micro International, Ltd., ADR*                 69,565        425,042
         Renesola, Ltd., ADR*                              62,755        784,438
         RF Micro Devices, Inc.*                          106,960        656,734
         TriQuint Semiconductor, Inc.*                    146,555      1,406,928
                                                                    ------------
                                                                       8,375,641
                                                                    ------------
      SOFTWARE - 2.4%
         NetScout Systems, Inc.*                           48,220        988,992
         RealD, Inc.*                                      37,380        691,156
         Smith Micro Software, Inc.*                       29,155        289,801
                                                                    ------------
                                                                       1,969,949
                                                                    ------------
         TOTAL INFORMATION TECHNOLOGY                                 28,529,831
                                                                    ------------
   MATERIALS - 0.8%
      PAPER & FOREST PRODUCTS - 0.8%
         Schweitzer-Mauduit International, Inc.            11,345        661,527
                                                                    ------------
         TOTAL MATERIALS                                                 661,527
                                                                    ------------
   TELECOMMUNICATION SERVICES - 4.0%
      WIRELESS TELECOMMUNICATION SERVICES - 4.0%
         SBA Communications Corp. - Class A*               47,460      1,912,638

                     See notes to schedule of investments.

ROXBURY SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2010 (UNAUDITED) CONTINUED

                                                        Shares          Value
                                                     ------------   ------------
COMMON STOCK - CONTINUED
         Syniverse Holdings, Inc.*                         60,525   $  1,372,102
                                                                    ------------
                                                                       3,284,740
                                                                    ------------
         TOTAL TELECOMMUNICATION SERVICES                              3,284,740
                                                                    ------------
         Total COMMON STOCK
            (Cost $67,086,480)                                        80,614,726
                                                                    ------------
SHORT-TERM INVESTMENTS - 3.9%
         BlackRock Liquidity Funds TempCash
            Portfolio - Institutional Series
            (seven day effective yield 0.24%)           1,595,344      1,595,344
         BlackRock Liquidity Funds TempFund
            Portfolio - Institutional Series
            (seven day effective yield 0.23%)           1,595,344      1,595,344
                                                                    ------------
         Total SHORT-TERM INVESTMENTS
            (Cost $3,190,688)                                          3,190,688
                                                                    ------------
         TOTAL INVESTMENTS                                            83,805,414
             (COST $70,277,168)+ - 102.4%
         LIABILITIES IN EXCESS OF OTHER ASSETS
            - (2.4%)                                                  (1,929,709)
                                                                    ------------
         NET ASSETS - 100.0%                                        $ 81,875,705
                                                                    ============

----------
ADR  American Depositary Receipt

*    Non-income producing security.

+ The cost for federal income tax purposes is $70,277,168. At September 30, 2010, net unrealized appreciation was $13,528,246. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $15,513,121 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $1,984,875.

                      See notes to schedule of investments.

                          ROXBURY SMALL-CAP GROWTH FUND
                        NOTES TO SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2010 (UNAUDITED)

SECURITY VALUATION: Securities held by the Fund which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Securities traded on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trustees determine that this does not represent fair value. Securities that do not have a readily available current market value are valued in good faith using procedures adopted by the Trustees.

FAIR VALUE MEASUREMENTS : The inputs and valuation techniques used to measure fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, evaluation pricing, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2010, in valuing the Fund's assets carried at fair value:

                                TOTAL                       LEVEL 2        LEVEL 3
                               VALUE AT       LEVEL 1     SIGNIFICANT    SIGNIFICANT
                            SEPTEMBER 30,      QUOTED      OBSERVABLE   UNOBSERVABLE
                                 2010          PRICE         INPUTS        INPUTS
                            -------------   -----------   -----------   ------------
Investment in securities*    $83,805,414    $83,805,414       $--            $--
                             ===========    ===========       ===            ===

* Common stocks and short-term investments are level 1. Please refer to schedule of investments for industry or sector breakout.

For more information with regards to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Roxbury Funds


By (Signature and Title)* /s/ Brian C. Beh
                          --------------------------------------
                          Brian C. Beh, President
                          (principal executive officer)

Date October 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Brian C. Beh
                          --------------------------------------
                          Brian C. Beh, President
                          (principal executive officer)

Date October 28, 2010


By (Signature and Title)* /s/ Lance Simpson
                          --------------------------------------
                          Lance Simpson, Treasurer and CCO
                          (principal financial officer)

Date October 27, 2010

* Print the name and title of each signing officer under his or her signature.